Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Carrying amount
Other financial assets	€ 2,633	€ 1,984
Forecasted License Payments | Foreign Currency
FINANCIAL RISK FACTORS
Notional amount	518
Carrying amount
Other financial assets	3
Other financial liabilities	(11)
Change in value recognised in OCI	7
Hedge ineffectiveness recognised in Finance income, net	0
Cost of hedging recognized in OCI	2
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	(22)
Amount reclassified from cost of hedging in OCI to Finance income, net	€ (6)